S000003467 [Member] Shareholder Fees - Sit Tax-Free Income Fund	Mar. 31, 2025 USD ($)
Sit Tax-Free Income Fund - Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Sit Tax-Free Income Fund - Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0